Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 212,760	$ 68,707	$ 157,838	$ 118,510
Short term investment	85,295	201,565
Prepaid expenses and other receivables	5,100	3,108
Total current assets	330,960	447,507
Property, plant and equipment, net	25,945	30,867
Total assets	367,753	494,419
Current liabilities:
Accrued expenses and other payables	7,219	995
Dividend payable	3,409	3,622
Bank loan	40,000
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 45,272,735 and 42,618,322 shares as at December 31, 2013 and 2014)	426	453
Additional paid-in capital	274,276	291,731
Accumulated other comprehensive loss	(8)	(8)
Total shareholders' equity	316,952	363,390	362,792	322,206
Total liabilities and equity	367,753	494,419
Parent Company
Current assets:
Cash and cash equivalents	56,099	40,535	68,568	66,218
Short term investment	73,505	64,975
Prepaid expenses and other receivables	4,026	2,829
Amounts due from subsidiaries	10,037	33,392
Total current assets	143,667	141,731
Property, plant and equipment, net	3,693	3,967
Loan to a subsidiary-non current		93,108
Investments in subsidiaries	234,545	128,715
Total assets	381,905	367,521
Current liabilities:
Accrued expenses and other payables	881	509
Dividend payable	3,409	3,622
Bank loan	40,000
Amounts due to subsidiaries	20,663
Total liabilities	64,953	4,131
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 45,272,735 and 42,618,322 shares as at December 31, 2013 and 2014)	426	453
Additional paid-in capital	274,276	291,731
Retained earnings	42,258	71,214
Accumulated other comprehensive loss	(8)	(8)
Total shareholders' equity	316,952	363,390	362,792	322,206
Total liabilities and equity	$ 381,905	$ 367,521